Other Operating Expenses - Summary of Auditor's Remuneration (Details) - KPMG LLP Firms and Associates - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Expenses [Line Items]
Fees payable for other services	£ 8.2	£ 8.7	£ 9.5
audit-related assurance services
Other Operating Expenses [Line Items]
Fees payable for other services	7.1	8.0	8.5
other assurance services
Other Operating Expenses [Line Items]
Fees payable for other services	0.9	0.3	0.5
tax advisory services
Other Operating Expenses [Line Items]
Fees payable for other services	0.0	0.0	0.0
tax compliance
Other Operating Expenses [Line Items]
Fees payable for other services	0.0	0.0	0.0
audit of defined benefit schemes of the Company
Other Operating Expenses [Line Items]
Fees payable for other services	0.2	0.4	0.5
other non-audit services
Other Operating Expenses [Line Items]
Fees payable for other services	0.0	0.0	0.0
Other firms
Other Operating Expenses [Line Items]
Total audit fees expense	0.2	0.2	0.2
Audit providers
Other Operating Expenses [Line Items]
Total audit fees expense	20.6	18.4	18.8
Parent Company and Group Audit
Other Operating Expenses [Line Items]
Total audit fees expense	9.4	8.7	8.7
Local Statutory and Group Reporting Audits
Other Operating Expenses [Line Items]
Total audit fees expense	11.0	9.5	9.9
Parent Company Local Statutory And Group Audits
Other Operating Expenses [Line Items]
Total audit fees expense	£ 20.4	£ 18.2	£ 18.6